Short Duration Inflation-Protected Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$710	$ 647,491
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	290	290,093
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	24	22,620
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	404	374,142
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,018,538
Total Asset-Backed Securities (identified cost $2,539,703)		$ 2,352,884

Commercial Mortgage-Backed Securities — 4.6%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.371%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$ 5,000	$ 4,971,545
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.674%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	3,135	3,137,831
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(3)	367	339,392
Series 2015-CR22, Class D, 4.062%, 3/10/48(1)(3)	1,000	763,481
Extended Stay America Trust, Series 2021-ESH, Class A, 5.501%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	2,839	2,844,208
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.754%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	3,000	2,999,501
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.073%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	1,037	1,043,629
Total Commercial Mortgage-Backed Securities (identified cost $16,193,127)		$ 16,099,587

Exchange-Traded Funds — 2.2%
Security	Shares	Value
Fixed-Income Funds — 2.2%
Eaton Vance Short Duration Income ETF(4)	130,000	$ 6,571,500
Eaton Vance Ultra-Short Income ETF(4)	21,000	1,066,275
Total Exchange-Traded Funds (identified cost $7,644,640)		$ 7,637,775

U.S. Treasury Obligations — 90.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/28(5)	$9,036	$ 9,064,330
2.00%, 1/15/26(5)	14,306	14,364,118
2.375%, 1/15/27(5)	12,516	12,723,324
2.50%, 1/15/29(5)	19,838	20,403,008
3.625%, 4/15/28(5)	23,603	25,011,159
3.875%, 4/15/29(5)	12,475	13,507,689
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/26(5)	13,835	13,600,060
0.125%, 7/15/26(5)	10,530	10,366,677
0.125%, 10/15/26(5)	16,280	15,962,986
0.125%, 4/15/27(5)	17,879	17,308,945
0.125%, 1/15/30(5)	1,839	1,691,815
0.125%, 7/15/30(5)	4,307	3,937,753
0.25%, 7/15/29(5)	7,770	7,292,562
0.375%, 1/15/27(5)	20,897	20,442,607
0.375%, 7/15/27(5)	16,251	15,845,944
0.50%, 1/15/28(5)	14,070	13,610,598
0.625%, 1/15/26(5)	13,278	13,164,249
0.75%, 7/15/28(5)	8,798	8,554,961
0.875%, 1/15/29(5)	6,123	5,918,234
1.25%, 4/15/28(5)	10,518	10,366,233
1.625%, 10/15/27(5)	14,698	14,758,523
1.625%, 10/15/29(5)	12,032	11,966,304
2.125%, 4/15/29(5)	17,544	17,759,018
2.375%, 10/15/28(5)	19,571	20,092,724
Total U.S. Treasury Obligations (identified cost $319,116,136)		$317,713,821

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(6)	3,284,199	$ 3,284,199
Total Short-Term Investments (identified cost $3,284,199)		$ 3,284,199
Total Investments — 99.0% (identified cost $348,777,805)		$347,088,266
Other Assets, Less Liabilities — 1.0%		$ 3,528,125
Net Assets — 100.0%		$350,616,391

Short Duration Inflation-Protected Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $18,452,471 or 5.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(4)	Affiliated fund.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	$ 623,597
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	790,737
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	834,320
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(168,506)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,017,327
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	436,433
							$3,533,908
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

Short Duration Inflation-Protected Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $10,921,974, which represents 3.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$ —	$ 6,578,050	$ —	$ —	$(6,550)	$ 6,571,500	$26,255	130,000
Eaton Vance Ultra-Short Income ETF	1,063,440	—	—	—	2,835	1,066,275	11,774	21,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,213,189	29,765,076	(27,694,066)	—	—	3,284,199	19,205	3,284,199
Total				$ —	$(3,715)	$10,921,974	$57,234
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 2,352,884	$ —	$ 2,352,884
Commercial Mortgage-Backed Securities	—	16,099,587	—	16,099,587
Exchange-Traded Funds	7,637,775	—	—	7,637,775
U.S. Treasury Obligations	—	317,713,821	—	317,713,821
Short-Term Investments	3,284,199	—	—	3,284,199
Total Investments	$10,921,974	$336,166,292	$ —	$347,088,266
Swap Contracts	$ —	$ 3,702,414	$ —	$ 3,702,414
Total	$10,921,974	$339,868,706	$ —	$350,790,680
Liability Description
Swap Contracts	$ —	$ (168,506)	$ —	$ (168,506)
Total	$ —	$ (168,506)	$ —	$ (168,506)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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